Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
The components of property and equipment were as follows:

(in millions)	Useful Lives	December 31, 2017	December 31, 2016
Buildings and equipment	Up to 40 years	$2,066	$1,657
Wireless communications systems	Up to 20 years	32,706	29,272
Leasehold improvements	Up to 12 years	1,182	1,068
Capitalized software	Up to 10 years	10,563	8,488
Leased wireless devices	Up to 18 months	1,209	2,624
Construction in progress		1,771	2,613
Accumulated depreciation and amortization		(27,301)	(24,779)
Property and equipment, net		$22,196	$20,943

Schedule of Leased Wireless Devices
The components of leased wireless devices under our JUMP! On Demand program were as follows:

(in millions)	December 31, 2017	December 31, 2016
Leased wireless devices, gross	$1,209	$2,624
Accumulated depreciation	(417)	(1,193)
Leased wireless devices, net	$792	$1,431

Schedule of Future Minimum Rental Payments
Future minimum payments expected to be received over the lease term related to the leased wireless devices, which exclude optional residual buy-out amounts at the end of the lease term, are summarized below:

(in millions)	Total
Year Ended December 31,
2018	$485
2019	104
Total	$589

Schedule of Asset Retirement Obligations
Activity in our asset retirement obligations was as follows:

(in millions)	December 31, 2017	December 31, 2016
Asset retirement obligations, beginning of year	$539	$483
Liabilities incurred	25	50
Liabilities settled	(16)	(67)
Accretion expense	27	24
Changes in estimated cash flows	(13)	49
Asset retirement obligations, end of year	$562	$539

Classified on the balance sheet as:
Other current liabilities	$3	$16
Other long-term liabilities	559	523
Asset retirement obligations	$562	$539